UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
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          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
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Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               05-14-2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 69
                                        -------------------

Form 13F Information Table Value Total: $ 109,310
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
-----------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                          NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                       VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                             (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                         SHARED
                                                                             SOLE  SHARED OTHER
-----------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                       Common Stock    88579Y101    2,080,000    16,000     SOLE                           X
AOL Time Warner          Common Stock    02364J104      854,000    78,700     SOLE                           X
AT&T WIRELESS CORP       Common Stock    001957406      162,000    24,570     SOLE                           X
ABBOTT LABORATORIES      Common Stock    002824100    2,956,000    78,600     SOLE                           X
AGILENT TECHNOLOGIES     Common Stock    00846U101      398,000    30,312     SOLE                           X
AMBAC FINANCIAL GROUP    Common Stock    023139108    1,055,000    20,900     SOLE                           X
AMERICAN EXPRESS CO.     Common Stock    025816109      802,000    24,150     SOLE                           X
AMERICAN INTL. GROUP     Common Stock    026874107    2,474,000    50,041     SOLE                           X
AMGEN INC.               Common Stock    031162100    4,272,000    74,240     SOLE                           X
AVON PRODUCTS            Common Stock    054303102    1,945,000    34,100     SOLE                           X
BB&T CORPORATION         Common Stock    054937107      795,000    25,300     SOLE                           X
BP plc (ADR)             Common Stock    055622104      228,000     5,934     SOLE                           X
BANK ONE CORP            Common Stock    06423a103      647,000    18,700     SOLE                           X
BARR LABS                Common Stock    068306109      914,000    16,050     SOLE                           X
BAXTER INTERNATIONAL     Common Stock    071813109      887,000    47,600     SOLE                           X
BOEING CORPORATION       Common Stock    97023105       626,000    25,000     SOLE                           X
BRISTOL-MYERS SQUIBB     Common Stock    110122108      781,000    37,000     SOLE                           X
CAPITAL ONE FINANCIAL    Common Stock    14040H105    1,170,000    39,000     SOLE                           X
CHIRON CORPORATION       Common Stock    170040109      225,000     6,000     SOLE                           X
CHUBB INSURANCE          Common Stock    171232101      895,000    20,200     SOLE                           X
CIENA CORPORATION        Common Stock    171779101       69,000    16,000     SOLE                           X
CISCO SYSTEMS            Common Stock    17275R102      843,000    64,948     SOLE                           X
CITIGROUP                Common Stock    172967101    2,378,000    69,034     SOLE                           X
COCA COLA                Common Stock    191216100    2,814,000    69,525     SOLE                           X
COMPUTER SCIENCES        Common Stock    205363104      849,000    26,100     SOLE                           X
CORNING INC.             Common Stock    219350105      293,000    50,300     SOLE                           X
CORVIS CORPORATION       Common Stock    221009103        7,000    11,500     SOLE                           X
DISNEY (WALT) CO.        Common Stock    254687106      794,000    46,700     SOLE                           X
DONALDSON CORP           Common Stock    257651109      965,000    26,400     SOLE                           X
DOVER CORP               Common Stock    260003108      758,000    31,300     SOLE                           X
DUPONT DE NEMOURS        Common Stock    263534109    1,095,000    28,193     SOLE                           X
EMC CORP                 Common Stock    268648102      352,000    48,801     SOLE                           X
EMERSON CO.              Common Stock    291011104    1,090,000    24,050     SOLE                           X
EXXON MOBIL              Common Stock    30231G102    4,937,000   141,264     SOLE                           X
GENERAL ELECTRIC         Common Stock    369604103    3,413,000   133,880     SOLE                           X
GILLETTE COMPANY         Common Stock    375766102    1,992,000    64,400     SOLE                           X
HOME DEPOT               Common Stock    437076102    1,835,000    75,336     SOLE                           X
HONEYWELL INTL           Common Stock    438516106      796,000    37,300     SOLE                           X
IBM CORPORATION          Common Stock    459200101    2,175,000    27,736     SOLE                           X
INTEL CORP.              Common Stock    458140100    1,150,000    70,640     SOLE                           X
INTERNET CAPITAL GROUP   Common Stock    46059C106        3,000    10,000     SOLE                           X
JP MORGAN CHASE & CO.    Common Stock    46625H100    1,954,000    82,420     SOLE                           X
JOHNSON & JOHNSON        Common Stock    478160104    7,181,000   124,100     SOLE                           X
KING PHARMACEUTICALS     Common Stock    495582108      255,000    21,400     SOLE                           X
LILLY (ELI) & CO.        Common Stock    532457108    1,714,000    30,000     SOLE                           X
LOCKHEED MARTIN CORP     Common Stock    539830109    1,126,000    23,700     SOLE                           X
LUCENT TECHNOLOGIES      Common Stock    549463107       67,000    46,168     SOLE                           X
MBNA CORP.               Common Stock    55262L100    1,223,000    81,328     SOLE                           X
MCCORMICK & CO           Common Stock    579780206      831,000    34,450     SOLE                           X
MERCK & CO.              Common Stock    589331107    2,032,000    37,100     SOLE                           X
MERRILL LYNCH            Common Stock    590188108    1,996,000    56,400     SOLE                           X
MICROSOFT CORPORATION    Common Stock    594918104    1,359,000    56,150     SOLE                           X
MOTOROLA, INC.           Common Stock    620076109      343,000    41,600     SOLE                           X
NETWORK APPLIANCE        Common Stock    64120J104      339,000    30,300     SOLE                           X
NOKIA CORP               Common Stock    654902204      260,000    18,600     SOLE                           X
NORTEL NETWORKS          Common Stock    656568102       50,000    24,500     SOLE                           X
ORACLE CORPORATION       Common Stock    68389X105    2,914,000   268,600     SOLE                           X
PAYCHEX INC              Common Stock    704326107    2,001,000    72,875     SOLE                           X
PEPSICO                  Common Stock    713448108      608,000    15,205     SOLE                           X
PFIZER                   Common Stock    717081103    3,498,000   112,272     SOLE                           X
PROCTER & GAMBLE         Common Stock    742718109    3,033,000    34,060     SOLE                           X
QUALCOMM                 Common Stock    747525103    1,346,000    37,400     SOLE                           X
RYAN'S FAMILY STEAKHOUSE Common Stock    783519101      537,000    51,150     SOLE                           X
SUN MICROSYSTEMS         Common Stock    866810104       32,000    10,000     SOLE                           X
TOOTSIE ROLL INDUSTRIES  Common Stock    890516107    1,071,000    37,565     SOLE                           X
UNITED PARCEL SERVICE    Common Stock    911312106   14,113,000   247,600     SOLE                           X
VERIZON                  Common Stock    92343V104    1,338,000    37,862     SOLE                           X
WM WRIGLEY JR. CO.       Common Stock    982526105    2,163,000    38,300     SOLE                           X
WATERS CORP              Common Stock    941848103    3,152,000   149,000     SOLE                           X